Borrowings (Tables)	6 Months Ended
Jun. 30, 2022
Borrowings
Schedule of borrowings

	December 31,	June 30,
	2021	2022
Amounts due within one year	103,493	163,821
Less: unamortized deferred loan issuance costs	(4,186)	(4,479)
Borrowings - current portion	99,307	159,342
Amounts due after one year	996,242	884,168
Less: unamortized deferred loan issuance costs	(9,791)	(7,366)
Borrowings - non-current portion	986,451	876,802
Total	1,085,758	1,036,144